Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Detail) - USD ($) $ in Thousands		May 31, 2019	May 31, 2018
Other Liabilities Disclosure [Abstract]
Accrued payroll		$ 285,329	$ 212,677
Refund liability	[1]	76,221
Payable for purchase of property and equipment		44,445	45,590
Rent payable		23,643	18,210
Payable for investments and acquisitions	[2]	21,962	5,420
Amounts reimbursable to employees	[3]	19,366	16,157
Refundable fees received from students	[4]	15,783	11,541
VAT payable		13,321	12,125
Welfare payable		12,897	9,187
Accrued advertising fees		11,934	8,548
Refundable deposits	[5]	11,074	7,290
Royalty fees payable	[6]	7,724	4,410
Other taxes payable		2,715	2,945
Accrued professional service fees		1,943	1,134
Others	[7]	28,164	18,303
Total		$ 576,521	$ 373,537

[1]	The refund liability is recognized for variable amount of the considerations received from clients and recorded as refund liability due to the adoption of ASC Topic 606.
[2]	The balance of payable for investments and acquisitions as of May 31, 2019 mainly includes the unpaid cash consideration for the acquisition of Suzhou Hongyi amounting to US$15,150.
[3]	Amounts reimbursable to employees include traveling and the related expenses.
[4]	Refundable fees received from students represent (1) the miscellaneous expenses other than tuition fees received from students which will be paid out on their behalf; and (2) tuition fees refundable to students for classes withdrawn.
[5]	Refundable deposits represent student deposits for dormitory or other fees that will be refunded upon graduation and student security deposits refunded upon completion of the study tour.
[6]	Royalty fees payable relate to payments to content providers for on-line learning programs and those to counterparties for copyrights and resource sharing.
[7]	Others primarily include transportation expenses, utility fees, property management fees and other miscellaneous expenses payable.